PROPERTY AND EQUIPMENT, NET (Details Narrative) - HKD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Depreciation	$ 443,000	$ 350,000	$ 8,000